Share capital	6 Months Ended
Jun. 30, 2025
Share capital.
Share capital

13. Share capital

	Number of shares
	Common shares	Treasury shares	Total
Balance as of January 1, 2024 (1)	184,354,496	(59,159,103)	125,195,393
Sale of treasury shares	—	3,050,665	3,050,665
Movement of shares under liquidity agreement	—	10,500	10,500
Acquisition of shares forfeited from DSPPP	—	(8,539)	(8,539)
Balance as of June 30, 2024	184,354,496	(56,106,477)	128,248,019
Shares reclassed as treasury shares under IFRS 2	—	(29,950,268)	(29,950,268)
Balance as of June 30, 2024 IFRS 2	184,354,496	(86,056,745)	98,297,751

(1) In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre - funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of January 1, 2024, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2025	184,354,496	(56,061,527)	128,292,969
Sale of treasury shares	—	12,898,903	12,898,903
Movement of shares under liquidity agreement	—	6,268	6,268
Acquisition of shares forfeited from DSPPP	—	(5,848)	(5,848)
Balance as of June 30, 2025	184,354,496	(43,162,204)	141,192,292
Shares reclassed as treasury shares under IFRS 2	—	(29,944,420)	(29,944,420)
Balance as of June 30, 2025 IFRS 2	184,354,496	(73,106,624)	111,247,872

As of June 30, 2025, 141,192,292 shares were outstanding excluding 43,162,204 treasury shares directly held by Addex Pharma SA and including 29,944,420 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (note 14).

As of June 30, 2024, 128,248,019 shares were outstanding excluding 56,106,477 treasury shares directly held by Addex Pharma SA and including 29,950,268 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (note 14).

The Group maintains a liquidity agreement with Kepler Cheuvreux (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of June 30, 2025, 110,354 (December 31, 2024: 116,622) treasury shares are recorded under this agreement in the treasury share reserve and CHF 6,994 (December 31, 2024: CHF 6,496) is recorded in other financial assets.

During the six-month period ended June 30, 2025, the Group sold 12,898,903 treasury shares at an average price of CHF 0.06 per share for total gross proceeds of CHF 777,546 (during the six-month period ended June 30, 2024, the Group sold 3,050,665 treasury shares at an average price of CHF 0.077 per share for gross proceeds of CHF 235,257). Of these treasury shares 10,966,666 were sold at a price of CHF 0.06 per share with 2,741,666 warrants granted by the Group at an exercise price of CHF 0.06 and a 5-year exercise period. The fair value of the warrants amounted to CHF 65,609 and has been recorded in equity as transaction costs. The remaining 1,932,237 treasury shares have been sold under the sale agency agreement with Kepler Cheuvreux at an average price of CHF 0.06 per share for gross proceeds of CHF 119,548.

On February 20, 2024, in accordance with Swiss law, the Company registered in the commercial register 6,120,000 new shares issued out of conditional capital from December 12, 2023 to December 31, 2023 following the exercise of pre-funded warrants granted to one institutional investor on April 3, 2023.